Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	R$ 229,197,214	R$ 177,681,987
Loans operations
Disclosure of financial assets [line items]
Financial assets	28,881,889	22,260,538
Loans operations | Not LaterThan 1 Day Or More [Member]
Disclosure of financial assets [line items]
Financial assets	329,707	0
Loans operations | Due in 3 months or less
Disclosure of financial assets [line items]
Financial assets	6,739,145	2,496,982
Loans operations | Due after 3 months through 12 months
Disclosure of financial assets [line items]
Financial assets	5,056,321	7,211,321
Loans operations | Due after 12 months
Disclosure of financial assets [line items]
Financial assets	R$ 16,756,716	R$ 12,552,235